ANNUAL REPORT AS OF
MARCH 31, 1999



SEI INDEX FUNDS



--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------
Bond Index
--------------------------------------------------------------------------------
[LOGO OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS
OF FUND PERFORMANCE
      S&P 500 INDEX FUND.............................................     1
      BOND INDEX FUND................................................     2
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................     4
STATEMENTS OF NET ASSETS.............................................     5
STATEMENT OF OPERATIONS..............................................    15
STATEMENT OF CHANGES IN NET ASSETS...................................    16
FINANCIAL HIGHLIGHTS.................................................    17
NOTES TO FINANCIAL STATEMENTS........................................    18
NOTICE TO SHAREHOLDERS...............................................    22

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999


                                                S&P 500 INDEX FUND


--------------------------------------------------------------------------------
                           S&P 500 INDEX FUND CLASS A
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                 Annualized             Annualized
        One Year                   3 Year              Inception to
         Return                    Return                  Date
--------------------------------------------------------------------------------
         18.05%                    27.57%                 26.87%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI S&P 500 INDEX FUND, CLASS A, VERSUS THE S&P 500 COMPOSITE INDEX
[GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS:

             SEI S&P 500 INDEX FUND,           S&P 500
                     CLASS A               COMPOSITE INDEX
2/29/96               10,000                     10,000
3/96                  10,092                     10,096
3/97                  12,032                     12,097
3/98                  17,738                     17,900
3/99                  20,949                     21,210


1FOR THE PERIODS ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 02/28/96. EFFECTIVE 07/31/97, THE BOARD OF TRUSTEES APPROVED THE RENAMING OF CLASS A SHARES TO CLASS E SHARES.



--------------------------------------------------------------------------------
                           S&P 500 INDEX FUND CLASS E
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
         One       Annualized     Annualized        Annualized        Annualized
         Year        3 Year         5 Year            10 Year          Inception
        Return       Return         Return            Return            to Date
--------------------------------------------------------------------------------
        18.29%       27.76%         25.96%            18.69%            17.83%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI S&P 500 INDEX FUND, CLASS E, VERSUS THE S&P 500 COMPOSITE INDEX

[GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS:

            SEI S&P 500 INDEX FUND,           S&P 500
                    CLASS E               COMPOSITE INDEX
3/31/89              10,000                     10,000
3/90                 11,902                     11,924
3/91                 13,590                     13,639
3/92                 15,047                     15,148
3/93                 17,299                     17,453
3/94                 17,507                     17,704
3/95                 20,178                     20,455
3/96                 26,611                     27,015
3/97                 31,789                     32,369
3/98                 46,927                     47,897
3/99                 55,501                     56,753


1FOR THE PERIODS ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
 FUTURE PERFORMANCE. CLASS E SHARES WERE OFFERED BEGINNING 08/01/85. EFFECTIVE 07/31/97, THE BOARD OF TRUSTEES APPROVED THE RENAMING OF CLASS E SHARES TO CLASS A SHARES.

      OBJECTIVES. The S&P 500 Index Fund, (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index"). The fifty largest stocks in the Index account for approximately 50% of the weighting of the Index, and the Index represents approximately two-thirds of the market value of the common stocks listed on the New York Stock Exchange.
      STRATEGY. The S&P 500 Index Fund attempts to match the performance of the widely followed Index by duplicating its composition in full. Deviation on performance between the fund and the index, called tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund will result in under performance of the Index during rising markets and overperformance during falling markets. Transaction costs incurred during fund purchases and sales will also contribute to tracking error. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market and reduce trading expenses, as the cost of a contract is nominal in comparison to the cost of purchasing 500 stocks in the Index. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.
      ANALYSIS. The S&P 500 Index Fund, Class A returned 18.05% for the fiscal year representing another in a string of sharp advances. The robust performance was marked by a number of very strong market sectors coupled with severe weakness in select market sectors.
      The market was characterized by strength in technology, media and telephone companies largely as a result of the continued proliferation of the internet while consumer spending pushed stock prices for retail and auto companies signif-

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------

SEI INDEX FUNDS -- MARCH 31, 1999

S&P 500 INDEX (CONTINUED)

icantly higher as well. Healthcare companies had mixed results as stock prices for pharmaceutical companies moved higher while health services companies such as HMOs were off sharply. Weakness in Asia caused weakness in the money center banks and brokerage firms; however, the brokerage firms managed a rebound while the major banks remain down. Also hurt by Asia's troubles was the commodity sector including paper, chemical and oil companies as well as the transportation and shipping companies whose business has dropped off due to the lower demand for these products.
      In addition to the effects of individual industries, the fund's dedication to large-cap companies benefited return as the small-cap and international markets did not keep pace with the sharp advances provided by the large-cap area of the market.
      The Fund continues to closely track the overall performance of its target benchmark, the Index.


      BOND INDEX FUND

      OBJECTIVES. The Bond Index Fund, (the "Fund") seeks to provide investment results that correspond to the aggregate price and interest performance of the Lehman Aggregate Bond Index (the "Lehman Index"). The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, the extent of the Fund's expenses, and the capability of the Fund to select a representative sample of the securities included in the Lehman Index.
      The Lehman Index is made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service. All issues have at least one year to maturity and an outstanding par value of at least $100


                                 BOND INDEX FUND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
  One        Annualized        Annualized       Annualized       Annualized
 Year          3 Year            5 Year           10 Year         Inception
Return         Return            Return           Return           Return
--------------------------------------------------------------------------------
 6.25%          7.42%             7.41%            8.49%            7.83%
--------------------------------------------------------------------------------
[GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS:

                  SEI BOND          SALOMON BROAD         LEHMAN AGGREGATE
                    FUND             BOND INDEX              BOND INDEX
3/31/89            10,000              10,000                   10,000
3/90               11,204              11,222                   11,234
3/91               12,540              12,661                   12,685
3/92               13,728              14,138                   14,130
3/93               15,476              16,030                   16,008
3/94               15,801              16,437                   16,386
3/95               16,518              17,262                   17,205
3/96               18,221              19,139                   19,060
3/97               19,016              20,076                   19,996
3/98               21,261              22,481                   22,395
3/99               22,590              23,943                   23,847


1FOR THE PERIODS ENDED MARCH 31, 1999. PAST PERFORMANCE IS NO INDICATION OF
 FUTURE PERFORMANCE. THE FUND WAS OFFERED BEGINNING 05/19/86.


million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value weighted inclusive of accrued interest.
      STRATEGY. The Fund intends to invest its assets primarily in up to 300 of the debt obligations included in the Lehman Index so long as the net assets of the Fund are less than $100 million. The Fund will be invested in 100 to 500 of such obligations at net asset levels of $100 million or more. The Fund will be managed in a manner designed to generally reflect the current performance of the Lehman Index. Obligations included in the Lehman Index have been categorized into sectors which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.
      The percentage of the Fund's assets to be invested in the aggregate obligations included

--------------------------------------------------------------------------------



BOND INDEX (CONTINUED)

in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in the Lehman Index. The ability of the Fund to duplicate the Lehman Index's performance can be influenced by the Fund's asset size. To the extent that the size of Fund assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels. Under these circumstances, the Fund will implement strategies designed to minimize this potential for greater deviation.
      ANALYSIS. The investment-grade fixed income market posted an impressive performance for the fiscal year ending March 31, 1999, returning 6.48% as measured by the Lehman Index. The SEI Bond Index Fund kept pace with the market, rising 6.25% for the same period. The Fund's performance was a direct result of its similar sector weightings relative to the Lehman Index. Fund expenses explain the slight performance lag relative to the Lehman Index.
      The U.S. fixed income market started off the fiscal year on strong footing as riots in Indonesia, nuclear testing in India and overall negative market sentiment surrounding Asia lured investors to the safe haven of U.S. Treasuries. The domestic economic picture remained healthy, showing strong growth and a tame inflationary picture. The global picture showed signs of deterioration in August, when the Russian crisis led to a ruble devaluation, effectively exacerbating the plummeting Asian financial markets. While investors fled global equity and debt markets, U.S. Treasury securities reaped the benefits, with the 30-year bond yield falling to 4.96%, its lowest level in 30 years. By September, the Fed lowered the federal funds rate to 5.25% from 5.50%. In the last months of 1998, the Federal Reserve reduced interest rates twice more. It wasn't until February that interest rates began to head north. A string of economic reports suggesting strong growth and wage inflation, combined with a sharp rise in oil prices in the last two months of the fiscal year, drove the Treasury market lower. Despite the late period sell-off, U.S. Treasuries posted a strong fiscal year, as the 30-year bond closed at a yield of 5.63%, down 0.30% on the year.
      Mortgage-backed securities (MBS) ended the fiscal year strong, lagging the Treasury market in the first half of the year, but making up ground in the second half. As prepayment fears heightened early on, mortgages began to fall behind Treasuries. This scenario escalated as rates dipped sharply amidst the Asian crisis. Additionally, the mortgage sector did not benefit from the global flight to quality in the way that the highly liquid and safe U.S. Treasury market did. Later on, rumors of hedge fund liquidations of stockpiled MBS pushed spreads even higher. After debt markets calmed down and prepayment speeds slowed, the mortgage market recovered smoothly through the end of the fiscal year.
      Despite spread tightening in the latter half of the fiscal year, corporate bonds were unable to fully recover from the widening experienced during the Asian and Russian crises. Investment banks, Yankee securities, net exporters and companies with significant overseas revenue suffered during this time. Quality and liquidity became the two most important attributes as investor risk tolerances contracted dramatically. This effect began to ease near the end of 1998 and continued to do so through March 1999, as investors re-deployed assets into the corporate market seeking relative value amidst high relative yields. For the year, however, corporate bonds lagged Treasuries on both an absolute as well as duration-adjusted basis.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of
   SEI Index Funds:

     We have audited the accompanying statements of net assets of the S&P 500 Index and Bond Index Funds of SEI Index Funds (the "Trust") as of March 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index and Bond Index Funds of SEI Index Funds as of March 31, 1999, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



Arthur Andersen LLP

Philadelphia, Pennsylvania
May 3, 1999

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999


S&P 500 INDEX FUND
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
COMMON STOCKS -- 97.2%
AEROSPACE & DEFENSE -- 0.2%
   Raytheon, Cl B                     71,440    $    4,188
                                                ----------
AGRICULTURE -- 0.1%
   Pioneer Hi-Bred International      51,200         1,926
                                                ----------
AIR TRANSPORTATION -- 0.4%
   AMR*                               38,670         2,265
   Delta Air Lines                    30,270         2,104
   FDX*                               31,302         2,905
   Southwest Airlines                 71,300         2,157
   US Air Group*                      18,565           906
                                                ----------
                                                    10,337
                                                ----------
AIRCRAFT -- 1.3%
   Allegheny Teledyne                 41,548           787
   Allied Signal                     118,740         5,841
   Boeing                            199,171         6,797
   General Dynamics                   26,860         1,726
   Lockheed Martin                    83,232         3,137
   Northrop                           14,565           872
   Rockwell International             40,530         1,720
   Textron                            33,610         2,601
   United Technologies                47,930         6,492
                                                ----------
                                                    29,973
                                                ----------
APPAREL/TEXTILES -- 0.1%
   Fruit of the Loom, Cl A*           15,300           159
   Liz Claiborne                      13,650           445
   Russell                             7,665           154
   Springs Industries, Cl A            4,070           110
   VF                                 25,460         1,201
                                                ----------
                                                     2,069
                                                ----------
AUTOMOTIVE -- 1.5%
   Cooper Tire & Rubber               16,100           296
   Dana                               35,057         1,332
   Eaton                              15,130         1,082
   Fleetwood Enterprises               7,290           209
   Ford Motor                        256,540        14,559
   General Motors                    138,730        12,052
   Genuine Parts                      38,192         1,100
   Goodyear Tire & Rubber             33,070         1,647
   ITT Industries                     21,965           777
   Navistar International*            14,126           568
   Paccar                             16,608           684
   TRW                                25,420         1,157
                                                ----------
                                                    35,463
                                                ----------
BANKS -- 7.0%
   Amsouth Bancorp                    25,200         1,147
   Bank of New York                  161,300         5,797
   Bank One                          249,701        13,749


-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   BankAmerica                       367,512    $   25,956
   BankBoston                         63,452         2,748
   Bankers Trust New York             20,226         1,785
   BB&T                               65,900         2,385
   Chase Manhattan                   179,324        14,581
   Comerica                           32,950         2,057
   Fifth Third Bancorp                56,550         3,729
   First Union                       210,114        11,228
   Firstar                            48,800         4,368
   Fleet Financial Group             120,532         4,535
   Golden West Financial              12,105         1,156
   Huntington Bancshares              44,770         1,385
   JP Morgan                          37,030         4,569
   KeyCorp                            96,542         2,926
   Mellon Bank                        55,410         3,899
   Mercantile Bancorp                 33,400         1,586
   National City                      69,300         4,600
   Northern Trust                     23,500         2,087
   PNC Bank                           63,760         3,543
   Regions Financial                  46,900         1,624
   Republic New York                  22,700         1,047
   SouthTrust                         35,000         1,306
   State Street                       34,000         2,794
   Summit Bancorp                     36,800         1,435
   SunTrust Banks                     68,030         4,235
   Synovus Financial                  56,700         1,159
   US Bancorp                        154,731         5,271
   Union Planters                     28,800         1,265
   Wachovia                           42,978         3,489
   Washington Mutual                 125,747         5,140
   Wells Fargo                       349,052        12,239
                                                ----------
                                                   160,820
                                                ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.9%
   CBS                               149,680         6,128
   Clear Channel Communications*      55,900         3,749
   Mediaone Group*                   128,660         8,170
   Omnicom Group                      35,800         2,862
                                                ----------
                                                    20,909
                                                ----------
CHEMICALS -- 1.5%
   Air Products & Chemicals           49,040         1,680
   Avery Dennison                     24,630         1,416
   BF Goodrich                        15,750           540
   Dow Chemical                       46,950         4,375
   EI du Pont de Nemours             238,690        13,859
   Eastman Chemical                   16,791           706
   FMC*                                7,265           359
   Great Lakes Chemical               12,500           459
   Hercules                           21,295           538
   Monsanto                          132,850         6,103
   Morton International               25,695           944

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999


S&P 500 INDEX FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Nalco Chemical                     13,900    $      369
   Praxair                            33,465         1,207
   Rohm & Haas                        35,305         1,185
   Union Carbide                      28,165         1,273
   WR Grace*                          15,600           189
                                                ----------
                                                    35,202
                                                ----------
COMMUNICATIONS -- 9.1%
   Airtouch Communications*          121,290        11,720
   Alltel                             58,182         3,629
   Ameritech                         233,320        13,503
   Andrew*                            17,615           217
   AT&T                              445,525        35,559
   Bell Atlantic                     329,614        17,037
   BellSouth                         414,084        16,589
   Comcast, Cl A*                     78,227         4,923
   GTE                               204,680        12,383
   Harris*                            16,930           485
   Interpublic Group                  29,450         2,293
   Lucent Technologies               280,646        30,240
   Marriott International, Cl A*      51,540         1,733
   Motorola                          127,260         9,322
   Northern Telecom Ltd.             140,950         8,757
   SBC Telecommunications            415,332        19,573
   Scientific-Atlanta                 15,884           433
   Sprint                             94,900         9,312
   Tellabs*                           41,200         4,027
   Viacom, Cl B*                      73,800         6,195
                                                ----------
                                                   207,930
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Ascend Communications*             46,000         3,850
   General Instrument*                35,500         1,076
                                                ----------
                                                     4,926
                                                ----------
COMPUTERS & SERVICES -- 13.6%
   America Online*                   218,200        31,857
   Apple Computer*                    28,520         1,025
   Cabletron Systems*                 36,600           300
   Ceridian*                          30,330         1,109
   Cisco Systems*                    334,850        36,687
   Compaq Computer*                  358,256        11,352
   Computer Associates
     International                   114,152         4,060
   Computer Sciences*                 33,620         1,855
   Data General*                      10,370           105
   Dell Computer*                    540,100        22,077
   EMC*                              106,400        13,593
   First Data                         93,904         4,014
   Gateway 2000*                      33,100         2,269
   Hewlett Packard                   215,560        14,618
   IBM                               195,960        34,734
   Microsoft*                      1,071,600        96,042


-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Novell*                            71,700    $    1,806
   Oracle Systems*                   305,714         8,063
   Pitney Bowes                       57,820         3,686
   Seagate Technology*                52,000         1,537
   Shared Medical Systems              5,495           306
   Silicon Graphics*                  39,700           662
   Sun Microsystems*                  81,800        10,230
   Tandy                              20,994         1,340
   Texas Instruments                  82,720         8,210
   Unisys*                            55,385         1,533
                                                ----------
                                                   313,070
                                                ----------
CONSTRUCTION -- 0.2%
   Armstrong World Industries          8,465           383
   Centex                             12,580           420
   Fluor                              16,230           438
   Foster Wheeler                      8,565           104
   Halliburton                        93,210         3,589
   McDermott International            12,465           316
   Owens-Corning Fiberglass           11,365           362
                                                ----------
                                                     5,612
                                                ----------
CONTAINERS & PACKAGING -- 0.2%
   Ball                                6,495           305
   Crown Cork & Seal                  25,985           742
   Newell Rubbermaid                  59,536         2,828
   Owens-Illinois*                    32,900           822
                                                ----------
                                                     4,697
                                                ----------
ELECTRICAL SERVICES -- 0.4%
   AES*                               38,200         1,423
   Ameren                             29,100         1,053
   Consolidated Edison                49,490         2,243
   FirstEnergy*                       50,305         1,405
   New Century Energies               24,200           824
   Niagara Mohawk Holdings*           39,765           534
   Reliant Energy                     60,351         1,573
                                                ----------
                                                     9,055
                                                ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-- 2.7%
   3Com*                              76,000         1,772
   Advanced Micro Devices*            30,730           476
   AMP                                46,378         2,490
   Autodesk                           12,600           510
   Automatic Data Processing         130,840         5,413
   Honeywell                          26,660         2,021
   Intel                             353,940        42,075
   Johnson Controls                   17,930         1,118
   LSI Logic*                         30,000           936
   Micron Technology                  52,500         2,533
   Millipore                           9,290           224
   National Semiconductor*            35,212           328

--------------------------------------------------------------------------------








-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Perkin Elmer                       10,565    $    1,025
   Tektronix                          10,055           254
   Thomas & Betts                     12,040           452
                                                ----------
                                                    61,627
                                                ----------
ENTERTAINMENT -- 0.0%
   Mirage Resorts*                    38,200           812
                                                ----------
ENVIRONMENTAL SERVICES -- 0.4%
   Browning-Ferris Industries         33,535         1,293
   Ecolab                             27,400           973
   Laidlaw                            69,900           406
   Waste Management                  127,114         5,641
                                                ----------
                                                     8,313
                                                ----------
FINANCIAL SERVICES -- 4.2%
   Allstate*                         174,004         6,449
   American Express                   95,847        11,262
   Associates First Capital          154,592         6,957
   Bear Stearns                       23,655         1,057
   Capital One Financial              13,900         2,099
   Charles Schwab                     85,050         8,175
   Countrywide Credit Industries      23,700           889
   Equifax                            31,300         1,076
   FHLMC                             143,900         8,220
   FNMA                              219,860        15,225
   Franklin Resources                 53,700         1,510
   Household International           102,391         4,672
   Lehman Brothers Holding            24,100         1,440
   MBNA                              170,012         4,059
   Merrill Lynch                      75,200         6,650
   Morgan Stanley                    122,461        12,238
   SLM Holding                        35,100         1,465
   Transamerica                       26,460         1,879
                                                ----------
                                                    95,322
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 5.5%
   Adolph Coors, Cl B                  7,665           414
   Anheuser Busch                    101,300         7,718
   Archer-Daniels-Midland            125,742         1,847
   Bestfoods                          60,620         2,849
   Brown-Forman, Cl B                 14,460           833
   Campbell Soup                      94,360         3,839
   Coca-Cola                         606,560        34,641
   Conagra                           103,784         2,653
   Fortune Brands                     36,240         1,402
   General Mills                      32,460         2,453
   HJ Heinz                           76,720         3,635
   Hershey Foods                      30,400         1,702
   Kellogg                            85,980         2,907
   PepsiCo                           311,580        12,210
   Philip Morris                     516,930        18,189



-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Quaker Oats                        28,860    $    1,806
   Ralston-Ralston Purina Group       69,680         1,860
   RJR Nabisco                        68,900         1,722
   Sara Lee                          193,660         4,793
   Seagram                            84,700         4,235
   Supervalu                          25,560           527
   Sysco                              70,820         1,863
   Unilever NV, ADR                  135,740         9,018
   UST                                39,440         1,030
   William Wrigley, Jr                24,605         2,225
                                                ----------
                                                   126,371
                                                ----------
FOOTWEAR -- 0.2%
   Nike, Cl B                         60,020         3,462
   Reebok International               11,820           188
                                                ----------
                                                     3,650
                                                ----------
GAS/NATURAL GAS -- 0.0%
   Oneok*                              6,600           163
   Sempra Energy*                     50,927           977
                                                ----------
                                                     1,140
                                                ----------
GLASS PRODUCTS -- 0.2%
   Corning                            49,060         2,944
   PPG Industries                     37,590         1,926
                                                ----------
                                                     4,870
                                                ----------
HOUSEHOLD PRODUCTS -- 3.1%
   Alberto-Culver, Cl B               11,680           273
   Avon Products                      55,740         2,623
   Clorox                             24,859         2,913
   Colgate Palmolive                  62,088         5,712
   Danaher*                           28,400         1,484
   Gillette                          235,176        13,978
   International Flavors &
     Fragrances                       22,495           845
   Jostens                             7,550           160
   Masco                              71,880         2,031
   Maytag                             19,030         1,149
   Minnesota Mining &
     Manufacturing                    85,130         6,023
   National Service Industries         8,685           296
   Procter & Gamble                  281,908        27,609
   Raychem                            16,830           380
   Sherwin Williams                   36,460         1,025
   Snap-On Tools                      12,497           362
   Solectron*                         53,400         2,593
   Stanley Works                      18,830           483
   Tupperware                         12,250           221
   Whirlpool                          16,105           876
                                                ----------
                                                    71,036
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999



S&P 500 INDEX FUND--CONTINUED
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
INSURANCE -- 4.7%
   Aetna                              30,287    $    2,514
   American General                   53,439         3,767
   American International Group      260,778        31,456
   Aon                                36,050         2,280
   Chubb                              34,560         2,024
   Cigna                              43,790         3,670
   Cincinnati Financial               35,400         1,290
   Citigroup                         479,471        30,626
   Conseco                            68,053         2,101
   Hartford Financial Services
     Group                            49,530         2,814
   Jefferson Pilot                    22,505         1,525
   Lincoln National                   21,430         2,119
   Loews                              24,100         1,798
   Marsh & McLennan                   54,515         4,044
   MBIA                               21,100         1,224
   MGIC Investment                    23,200           813
   Progressive of Ohio                15,400         2,210
   Provident                          28,700           992
   Providian Financial                29,995         3,299
   SAFECO                             28,920         1,169
   St. Paul                           49,976         1,552
   Torchmark                          29,774           942
   United Healthcare                  39,500         2,079
   UNUM                               29,300         1,394
                                                ----------
                                                   107,702
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.1%
   Georgia-Pacific                    18,700         1,388
   Louisiana-Pacific                  23,012           429
                                                ----------
                                                     1,817
                                                ----------
MACHINERY -- 4.7%
   Aeroquip-Vickers                    5,915           339
   Applied Materials*                 78,400         4,836
   Baker Hughes                       69,348         1,686
   Black & Decker                     18,635         1,033
   Briggs & Stratton                   5,140           253
   Brunswick                          19,530           372
   Case Equipment                     15,400           391
   Caterpillar                        76,100         3,496
   Cooper Industries                  21,895           933
   Crane                              14,419           349
   Cummins Engine                      8,740           311
   Deere                              50,590         1,954
   Dover                              47,340         1,556
   Emerson Electric                   92,830         4,914
   General Electric                  695,760        76,968
   Harnischfeger Industries           10,005            57
   Illinois Tool Works                53,040         3,282
   Ingersoll Rand                     34,905         1,732
   Kaufman & Broad Home               10,137           229
   Milacron                            8,195           129

-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   NACCO Industries, Cl A              1,725    $      128
   Pall                               26,293           435
   Parker-Hannifin                    22,978           787
   PULTE                               9,190           191
   Tenneco                            36,112         1,009
   Timken                             13,140           214
   WW Grainger                        20,180           869
                                                ----------
                                                   108,453
                                                ----------
MARINE TRANSPORTATION -- 0.3%
   Carnival, Cl A                    130,100         6,318
                                                ----------
MEASURING DEVICES -- 0.1%
   KLA Instruments*                   18,500           898
   Mallinckrodt                       15,085           402
   Thermo Electron*                   33,700           457
                                                ----------
                                                     1,757
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 11.4%
   Abbott Laboratories               321,820        15,065
   Allergan                           14,000         1,230
   Alza*                              21,220           812
   American Home Products            279,480        18,236
   Amgen*                            107,900         8,079
   Bausch & Lomb                      11,880           772
   Baxter International               60,673         4,004
   Becton, Dickinson                  52,920         2,027
   Biomet*                            23,800           998
   Boston Scientific*                 83,300         3,379
   Bristol-Myers Squibb              421,980        27,139
   CR Bard                            11,335           572
   Columbia HCA Healthcare           136,859         2,592
   Eli Lilly                         233,220        19,795
   Guidant                            63,900         3,866
   HCR Manor Care*                    23,547           537
   Healthsouth Rehabilitation*        89,712           931
   Humana*                            35,500           612
   Johnson & Johnson                 285,140        26,714
   Medtronic                         123,840         8,886
   Merck                             505,850        40,563
   Pfizer                            275,140        38,176
   Pharmacia & Upjohn                107,742         6,720
   Schering Plough                   311,620        17,236
   Sigma Aldrich                      21,300           623
   St. Jude Medical                   17,850           435
   Tenet Healthcare*                  65,660         1,243
   Warner Lambert                    174,160        11,527
                                                ----------
                                                   262,769
                                                ----------
METAL & METAL INDUSTRIES -- 0.4%
   Alcan Aluminum                     48,252         1,246
   Asarco                              8,265           114
   Barrick Gold                       79,100         1,350
   Battle Mountain Gold, Cl A         48,700           134

--------------------------------------------------------------------------------







-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   Bethlehem Steel*                   27,530    $      227
   Cyprus AMAX Minerals               19,302           234
   Engelhard                          30,417           515
   Freeport-McMoran Copper &
     Gold, Cl B                       35,100           382
   Homestake Mining                   50,700           437
   Inco                               35,200           469
   Newmont Mining                     35,422           620
   Nucor                              18,580           819
   Phelps Dodge                       12,330           607
   Placer Dome Group                  53,029           593
   Reynolds Metals                    13,635           659
   USX-US Steel Group                 18,767           441
   Worthington Industries             19,622           231
                                                ----------
                                                     9,078
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 0.6%
   Adobe Systems                      12,900           732
   BMC Software*                      49,683         1,841
   Cendant*                          180,910         2,849
   Compuware*                         77,900         1,860
   Electronic Data Systems           104,500         5,088
   Parametric Technology*             56,800         1,122
   Peoplesoft*                        49,400           722
                                                ----------
                                                    14,214
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Tyco International Ltd            138,455         9,934
                                                ----------
OIL & GAS -- 4.3%
   Amerada Hess                       19,130           962
   Ashland                            16,225           664
   Atlantic Richfield                 69,260         5,056
   Burlington Resources               37,563         1,500
   Chevron                           138,320        12,233
   Coastal                            45,104         1,488
   Exxon                             516,190        36,424
   Helmerich & Payne                  10,690           243
   Kerr McGee                         18,352           602
   Mobil                             165,390        14,554
   Occidental Petroleum               73,330         1,320
   Phillips Petroleum                 54,035         2,553
   Rowan*                             17,805           226
   Schlumberger                      115,734         6,966
   Texaco                            113,320         6,431
   Unocal                             51,190         1,884
   USX-Marathon Group                 65,235         1,794
                                                ----------
                                                    94,900
                                                ----------
PAPER & PAPER PRODUCTS -- 0.8%
   Bemis                              11,090           344
   Boise Cascade                      11,931           385
   Champion International             20,300           834
   Fort James                         46,727         1,481


-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
   International Paper                65,179    $    2,750
   Kimberly-Clark                    114,874         5,507
   Mead                               21,820           671
   Potlatch                            6,070           206
   Temple-Inland                      11,790           740
   Union Camp                         14,555           977
   Westvaco                           21,490           451
   Weyerhaeuser                       42,170         2,340
   Willamette Industries              23,500           887
                                                ----------
                                                    17,573
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 0.1%
   Anadarko Petroleum                 25,500           963
   Apache                             20,700           539
   Union Pacific Resources            53,191           632
                                                ----------
                                                     2,134
                                                ----------
PETROLEUM REFINING -- 1.1%
   Royal Dutch Petroleum             455,340        23,678
   Sunoco                             19,870           717
                                                ----------
                                                    24,395
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.5%
   Eastman Kodak                      68,665         4,386
   Polaroid                            9,258           186
   Xerox                             139,050         7,422
                                                ----------
                                                    11,994
                                                ----------
PRINTING & PUBLISHING -- 1.4%
   American Greetings, Cl A           15,000           381
   Deluxe                             17,055           497
   Dow Jones                          19,900           939
   Gannett                            59,670         3,759
   Knight-Ridder                      16,670           834
   McGraw-Hill                        41,740         2,275
   Meredith                           11,080           348
   Moore                              18,800           186
   New York Times, Cl A               38,660         1,102
   RR Donnelley & Sons                28,760           926
   Time Warner                       260,128        18,485
   Times Mirror, Cl A                 16,865           912
   Tribune                            25,160         1,646
                                                ----------
                                                    32,290
                                                ----------
PROFESSIONAL SERVICES -- 0.3%
   Dun & Bradstreet*                  35,432         1,262
   EG&G                                9,440           249
   H&R Block                          20,770           984
   Ikon Office Solutions              31,230           400
   IMS Health*                        67,964         2,251
   Paychex                            34,700         1,646
   Service International              57,944           826
                                                ----------
                                                     7,618
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999



S&P 500 INDEX FUND--CONCLUDED
-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
RECREATIONAL PRODUCTS & SERVICES-- 0.8%
   Harrah's Entertainment*            26,785    $      511
   Hasbro                             41,567         1,203
   Hilton Hotels                      55,305           778
   King World Productions*            15,524           474
   Mattel                             60,965         1,517
   Walt Disney                       436,501        13,586
                                                ----------
                                                    18,069
                                                ----------
RETAIL -- 6.8%
   Albertson's                        52,040         2,826
   American Stores                    58,220         1,921
   Autozone*                          31,800           966
   Circuit City Stores                21,300         1,632
   Consolidated Stores*               23,224           704
   Costco*                            46,358         4,245
   CVS                                82,713         3,929
   Darden Restaurants*                29,460           608
   Dayton-Hudson                      93,280         6,215
   Dillards, Cl A                     22,620           574
   Dollar General                     37,575         1,278
   Federated Department Stores*       44,500         1,786
   Fred Meyer*                        32,800         1,931
   Great Atlantic & Pacific Tea        8,065           242
   Harcourt General                   15,066           668
   Home Depot                        313,022        19,486
   JC Penney                          55,930         2,265
   Kmart*                            104,480         1,757
   Kohl's*                            33,500         2,374
   Kroger*                            54,360         3,255
   Longs Drug Stores*                  8,190           249
   Lowe's                             74,720         4,521
   May Department Stores              74,043         2,897
   McDonald's                        286,900        13,000
   Nordstrom                          30,160         1,233
   Pep Boys                           11,150           170
   Rite Aid                           54,760         1,369
   Sears Roebuck                      81,225         3,670
   Staples*                           97,850         3,217
   The Gap                           121,020         8,146
   The Limited                        48,312         1,914
   TJX                                68,340         2,324
   Toys "R" Us*                       53,265         1,002
   Tricon Global Restaurants*         32,298         2,269
   Wal-Mart Stores                   472,120        43,524
   Walgreen                          211,960         5,988
   Wendy's International              26,375           750
   Winn Dixie Stores                  31,460         1,176
                                                ----------
                                                   156,081
                                                ----------
RUBBER & PLASTIC -- 0.0%
   Sealed Air*                        17,683           870
                                                ----------


-----------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
-----------------------------------------------------------
STEEL & STEEL WORKS -- 0.1%
   Alcoa                              77,866    $    3,207
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 2.2%
   Century Telephone Enterprises      19,600         1,377
   Frontier                           36,400         1,888
   MCI WorldCom*                     389,307        34,478
   Nextel Communications, Cl A*       61,000         2,234
   Sprint (PCS Group)*                93,250         4,132
   US West                           106,516         5,865
                                                ----------
                                                    49,974
                                                ----------
TRANSPORTATION SERVICES -- 0.5%
   Burlington Northern-Santa Fe       99,500         3,271
   CSX                                46,318         1,804
   Norfolk Southern                   80,400         2,121
   Ryder System                       15,230           421
   Union Pacific                      52,440         2,802
                                                ----------
                                                    10,419
                                                ----------
UTILITIES, ELECTRIC & GAS -- 2.0%
   American Electric Power            40,525         1,608
   Baltimore Gas & Electric           31,595           802
   Carolina Power & Light             32,100         1,214
   Central & South West               45,100         1,057
   Cinergy                            33,592           924
   Columbia Gas System                17,672           923
   Consolidated Natural Gas           20,330           990
   Dominion Resources                 41,375         1,528
   DTE Energy                         30,735         1,181
   Duke Power                         76,706         4,190
   Eastern Enterprises                 4,791           174
   Edison International               74,740         1,663
   Enron                              70,084         4,503
   Entergy                            52,320         1,439
   FPL Group                          38,328         2,041
   General Public Utilities           27,100         1,011
   Nicor                              10,000           359
   Northern States Power              32,320           749
   Pacificorp                         63,000         1,087
   PECO Energy                        47,475         2,196
   Peoples Energy                      7,540           244
   PG&E                               81,145         2,521
   PP&L Resources                     32,100           794
   Public Service Enterprise          47,383         1,809
   Sonat                              23,330           700
   Southern                          147,826         3,446
   Texas Utilities                    59,835         2,494
   UNICOM                             46,095         1,685
   Williams                           90,690         3,582
                                                ----------
                                                    46,914
                                                ----------

--------------------------------------------------------------------------------







-----------------------------------------------------------
                                    SHARES/FACE   MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
WHOLESALE -- 0.6%
   Cardinal Health                    57,458    $    3,792
   McKesson HBOC                      58,791         3,880
   Safeway*                          103,100         5,290
                                                ----------
                                                    12,962
                                                ----------
Total Common Stocks
   (Cost $1,218,859)                             2,230,760
                                                ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
      4.500%, 10/14/99               $ 3,500         3,416
                                                ----------
Total U.S. Treasury Obligation
   (Cost $3,414)                                     3,416
                                                ----------

REPURCHASE AGREEMENT -- 1.0%
   JP Morgan
     4.950%, dated 03/31/99,
     matures 04/01/99, repurchase
     price $21,803,000
     (collateralized by various
     GNMA obligations, par value
     $24,372,000, 6.50%-
     7.50%, 10/15/27-03/15/29,
     total market value:
     $22,236,000)                     21,800        21,800
                                                ----------
Total Repurchase Agreement
   (Cost $21,800)                                   21,800
                                                ----------
Total Investments -- 98.3%
   (Cost $1,244,073)                             2,255,976
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.7%           38,179
                                                ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 17,136,048
   outstanding shares of
   beneficial interest                             511,424
Fund Shares of Class E
   (unlimited authorization --
   no par value) based on
   39,933,059 outstanding shares
   of beneficial interest                          760,501
Undistributed net investment income                  5,576
Accumulated net realized gain
   on investments                                    5,107
Net unrealized appreciation on investments       1,011,903
Net unrealized depreciation on futures                (356)
                                                ----------
Total Net Assets -- 100.0%                      $2,294,155
                                                ==========


-----------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                   $    40.13
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                   $    40.23
                                                ==========

(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS
* NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD --LIMITED
SER--SERIES


BOND INDEX FUND

U.S. TREASURY OBLIGATIONS -- 33.8%
   U.S. Treasury Bonds
     13.125%, 05/15/01                $  325    $      377
     11.625%, 11/15/02                   200           241
     10.750%, 05/15/03                 2,500         3,000
      8.750%, 05/15/17                   445           585
      8.875%, 02/15/19                   490           658
      8.500%, 02/15/20                   600           785
      8.000%, 11/15/21                   300           377
      7.625%, 11/15/22                 1,700         2,067
      6.500%, 11/15/26                   475           515
      6.625%, 02/15/27                   925         1,020
   U.S. Treasury Notes
      6.000%, 08/15/00                 2,050         2,077
      6.125%, 09/30/00                   600           610
      7.750%, 02/15/01                   200           210
      6.375%, 03/31/01                 1,500         1,538
      7.500%, 11/15/01                   300           317
      6.250%, 01/31/02                   300           309
      6.625%, 04/30/02                   100           104
      6.500%, 05/31/02                   200           208
      6.250%, 06/30/02                   100           103
      7.250%, 08/15/04                   300           328
      7.875%, 11/15/04                   900         1,011
      7.000%, 07/15/06                   200           219
      6.500%, 10/15/06                 1,325         1,412
      6.250%, 02/15/07                   400           421
      6.125%, 08/15/07                   250           262
      5.625%, 05/15/08                   400           407
      4.750%, 11/15/08                   100            96
                                                ----------
Total U.S. Treasury Obligations
   (Cost $18,872)                                   19,257
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999



BOND INDEX FUND
-----------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 31.8%
   FHLMC
      5.500%, 02/01/14                $  199    $      194
      6.000%, 06/01/11-01/01/29        1,155         1,134
      6.500%, 07/01/08-01/01/29        1,709         1,704
      7.000%, 09/01/03-10/01/29        1,456         1,480
      7.500%, 05/01/07-05/01/27          838           862
      8.000%, 01/01/11-05/01/26          232           238
      8.500%, 10/01/01-01/01/23           82            87
      9.000%, 11/01/04-09/01/27           87            91
      9.500%, 08/01/17-02/01/21           72            76
     10.500%, 12/01/17-06/01/19           25            28
   FNMA
      5.500%, 12/01/13                   200           195
      6.000%, 12/25/08-12/01/28        1,508         1,479
      6.500%, 03/01/03-09/01/28        2,384         2,378
      7.000%, 02/01/08-08/01/28        1,493         1,517
      7.500%, 06/01/07-06/01/27          689           707
      8.000%, 08/01/07-12/01/24          473           492
      8.250%, 10/12/04                   500           508
      8.500%, 05/01/07-10/01/22           96            99
      9.000%, 10/01/06-11/01/26           84            89
      9.500%, 07/01/20-02/01/21           28            29
   GNMA
      6.000%, 09/15/28                   348           338
      6.500%, 03/15/11-01/15/29        1,204         1,200
      7.000%, 05/15/23-09/15/28        1,187         1,204
      7.500%, 01/15/23-03/15/26          726           747
      8.000%, 10/15/07-09/15/23          416           433
      8.500%, 02/15/17-11/15/22          262           277
      9.000%, 11/15/19-09/15/25          365           390
      9.500%, 09/15/09-07/15/17           34            36
      9.750%, 10/15/17                    23            25
     10.000%, 09/15/18-02/20/21           28            31
     11.500%, 04/15/15                    23            26
                                                ----------
Total U.S. Agency Mortgage-Backed Obligations
   (Cost $17,987)                                   18,094
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.0%
   FHLB
      5.440%, 10/15/03                   150           149
   FHLB Discount Note
      5.580%, 08/17/01                   300           301
   FHLMC
      6.540%, 05/19/00                   250           254
      7.900%, 09/19/01                   250           264
      5.750%, 07/15/03                   800           807
      5.750%, 04/15/08                   250           248


-----------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   FNMA
      9.050%, 04/10/00                $  200    $      208
      8.250%, 12/18/00                    50            53
      7.500%, 02/11/02                   100           106
      6.240%, 01/14/08                   150           152
      6.000%, 05/15/08                   650           657
      6.500%, 07/05/14                   415           163
   Resolution Funding Corporation
      8.875%, 04/15/30                   230           317
   Tennessee Valley Authority
      6.375%, 06/15/05                   200           204
   Tennessee Valley Authority
      6.000%, 03/15/13                   100           100
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $3,897)                                     3,983
                                                ----------

CORPORATE BONDS -- 19.2%
   Associates of North America
      5.600%, 01/15/01                   300           301
   AT&T
      5.625%, 03/15/04                   250           249
   Auburn Hills Trust
     12.000%, 05/01/20                   100           155
   Baltimore Gas & Electric
      7.250%, 07/01/02                   200           209
   BellSouth Telecommunications
      6.500%, 06/15/05                   100           103
   Bowater
      9.000%, 08/01/09                   150           170
   Cable & Wireless Communications
      6.750%, 03/06/08                   100           101
   Cabot
      8.340%, 08/05/22                   500           552
   Campbell Soup
      8.875%, 05/01/21                   300           379
   Carolina Power & Light
      7.500%, 03/01/23                   285           289
   Chase Manhattan
      8.625%, 05/01/02                   150           161
   CIT Group Holdings
      5.875%, 10/15/08                   200           195
   Citigroup
      8.625%, 02/01/07                   200           227
   CNA Financial
      6.600%, 12/15/08                   100            95
12

--------------------------------------------------------------------------------







-----------------------------------------------------------
                                       FACE       MARKET
                                      AMOUNT    VALUE (000)
-----------------------------------------------------------
   Coca-Cola Enterprises
      8.500%, 02/01/22                $  100    $      119
   Commercial Credit
      6.500%, 08/01/04                   150           152
   Commonwealth Edison
      6.500%, 04/15/00                   100           101
   Conagra
      7.400%, 09/15/04                   260           271
   Countrywide Home Credit
      7.200%, 10/30/06                   100           102
   Dayton Hudson
      6.400%, 02/15/03                   150           153
   Dell Computer
      7.100%, 04/15/28                   100           101
   Enron
      6.750%, 09/01/04                   100           101
   Federated Department Stores
      8.125%, 10/15/02                   150           160
   Finova Capital
      6.250%, 08/15/00                   300           302
   First Union
      6.300%, 04/15/28                   300           299
   Ford Motor Credit
      6.125%, 01/09/06                   200           199
   GE Global Insurance
      7.000%, 02/15/26                   100           104
   General Motors
      8.500%, 01/01/03                   150           163
   Grand Metropolitan Investment
      8.000%, 09/15/22                   100           110
   Hilton Hotels
      7.375%, 06/01/02                    50            50
   Household Finance
      6.125%, 07/15/02                   100           101
   Integra Financial
      8.500%, 05/15/02                   250           268
   JP Morgan
      5.750%, 10/15/08                   200           190
   May Dept. Stores
      9.875%, 12/01/02                   100           112
   Morgan Stanley Group
      6.875%, 03/01/07                   100           103
   New York Telephone
      8.625%, 11/15/10                   200           239
   Nordstrom
      5.625%, 01/15/09                   100            96
   Norfolk Southern
      7.700%, 05/15/17                   170           186
   Oracle Systems
      6.720%, 02/15/04                   100           102
   Pacific Gas & Electric
      6.750%, 10/01/23                   100            96
   Public Service of Colorado
      7.125%, 06/01/06                   200           210

-----------------------------------------------------------
                                      FACE       MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   RR Donnelley & Sons
      9.125%, 12/01/00                $  239    $      252
   Raytheon
      7.200%, 08/15/27                   100           104
   Rockwell International
      6.750%, 09/15/02                   150           155
   Salomon Smith Barney
      7.375%, 05/15/07                   250           262
   Sony
      6.125%, 03/04/03                   250           253
   Sprint
      9.250%, 04/15/22                   150           190
   TCI Communications
      8.750%, 08/01/15                   100           122
   Tenneco
     10.075%, 02/01/01                   250           268
   Texaco Capital
      9.000%, 12/15/99                   100           103
   Texas Utilities
      6.750%, 03/01/03                   150           154
   Trans-Canada Pipelines
      8.625%, 05/15/12                   150           175
   Union Oil California
      9.150%, 02/15/06                   150           167
   USA Waste Service
      7.000%, 10/01/04                   100           103
   Viacom
      7.750%, 06/01/05                   550           584
   Virginia Electric & Power
      7.375%, 07/01/02                   150           157
   Walt Disney
      6.750%, 03/30/06                   100           105
   Wells Fargo
      8.375%, 05/15/02                   230           245
   Worldcom
      6.400%, 08/15/05                   150           152
                                                ----------
Total Corporate Bonds
   (Cost $11,088)                                   10,927
                                                ----------

YANKEE BONDS -- 3.3%
   International Bank
      8.250%, 09/01/16                   200           238
   Landeskredit Bank
      7.875%, 04/15/04                   250           273
   Merita Bank
      6.500%, 01/15/06                   200           199
   Province of Ontario
      8.000%, 10/17/01                   250           264
   Quebec Province
      8.625%, 01/19/05                   500           560

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999



BOND INDEX FUND--CONCLUDED
-----------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Republic of Ireland
      7.875%, 12/01/01                $  200      $    212
   Santander Financial
      7.750%, 05/15/05                   150           158
                                                  --------
Total Yankee Bonds
   (Cost $1,383)                                     1,904
                                                  --------

ASSET-BACKED OBLIGATIONS -- 1.6%
   Discover Card Master
     Trust I, Ser 98-6, Cl A
      5.850%, 01/17/06                   400           402
   Sears Credit Account Master
     Trust II, Ser 95-3, Cl A
      7.000%, 10/15/04                   500           509
                                                  --------
Total Asset-Backed Obligations
   (Cost $995)                                         911
                                                  --------

REPURCHASE AGREEMENT -- 4.3%
   Lehman Brothers,
     4.500%, dated 03/31/99, matures
     04/01/99, repurchase price $2,458,000,
     (collateralized by U.S. Treasury Note,
     par value $2,458,000, 5.625%,
     matures 10/31/99, total market:
     $2,519,000)                       2,458         2,458
                                                  --------
Total Repurchase Agreement
   (Cost $2,458)                                     2,458
                                                  --------
Total Investments -- 101.0%
   (Cost $56,680)                                   57,534
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (1.0%)           (553)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   5,398,911 outstanding shares of
   beneficial interest                              56,598
Accumulated net realized loss
   on investments                                     (471)
Net unrealized appreciation on investments             854
                                                  --------
Total Net Assets -- 100.0%                          56,981
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.55
                                                  ========


CL--CLASS
FHLB-- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER--SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE YEAR ENDED MARCH 31, 1999

                                                                               ------------    --------
                                                                                 S&P 500         BOND
                                                                                  INDEX         INDEX
                                                                                  FUND           FUND
                                                                               ------------    --------
INVESTMENT INCOME:
   Dividends                                                                     $ 26,454       $   --
   Interest                                                                         1,701        3,015
                                                                                 --------       ------
   Total investment income                                                         28,155        3,015
                                                                                 --------       ------
EXPENSES:
   Management fees                                                                  4,113          171
   Waiver of management fees                                                         (700)         (44)
   Investment advisory fees                                                           561           34
   Custodian/wire agent fees                                                          281            7
   Trustee fees                                                                        21            1
   Pricing fees                                                                        13            6
   Professional fees                                                                   70            1
   Registration fees                                                                  212            7
   Distribution Fees (1)                                                            4,145          122
   Waiver of Distribution Fees (1)                                                 (3,352)        (122)
   Printing expense                                                                    42            2
   Licensing Fee                                                                       52           --
   Other expenses                                                                      10           --
                                                                                 --------       ------
   Total expenses                                                                   5,468          185
                                                                                 --------       ------
NET INVESTMENT INCOME                                                              22,687        2,830
                                                                                 --------       ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from securities Sold                                          43,052          181
   Net realized gain from futures contracts                                         2,437           --
                                                                                 --------       ------
   Net realized gain from Investment transactions                                  45,489          181
                                                                                 --------       ------
   Change in unrealized Appreciation/Depreciation on investment securities        260,804         (250)
   Change in unrealized Appreciation/Depreciation on futures contracts               (580)          --
                                                                                 --------       ------
   Net change in unrealized appreciation/Depreciation on investments              260,224         (250)
                                                                                 --------       ------
   Net realized and unrealized gain/Loss on investments                           305,713          (69)
                                                                                 --------       ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $328,400       $2,761
                                                                                 ========       ======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE YEARS ENDED MARCH 31

                                                                         --------------------------     --------------------------
                                                                                S&P 500 INDEX                   BOND INDEX
                                                                                    FUND                           FUND
                                                                         --------------------------     --------------------------
                                                                            1999            1998           1999            1998
                                                                         ----------      ----------     ----------      ----------
OPERATIONS:
   Net investment income                                                 $   22,687      $   20,163      $  2,830       $  2,438
   Net realized gain from Investment transactions                            45,489          25,776           181            210
   Net change in unrealized appreciation/(depreciation) of
     investment securities                                                  260,224         461,338          (250)         1,636
                                                                         ----------      ----------      --------       --------
   Net increase in net assets resulting from operations                     328,400         507,277         2,761          4,284
                                                                         ----------      ----------      --------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                    (22,176)        (19,320)       (2,830)        (2,438)
   Net realized gain                                                        (17,545)         (9,993)           --             --
                                                                         ----------      ----------      --------       --------
   Total distributions                                                      (39,721)        (29,313)       (2,830)        (2,438)
                                                                         ----------      ----------      --------       --------
CAPITAL SHARE TRANSACTIONS:
CLASS A: (1)
   Proceeds from Shares issued                                              344,080         290,554        28,081         23,021
   Reinvestment of cash distributions                                        10,245           5,032           722            704
   Cost of Shares redeemed                                                 (199,284)        (43,002)      (15,035)       (17,980)
                                                                         ----------      ----------      --------       --------
   Net increase from Class A transactions                                   155,041         252,584        13,768          5,745
                                                                         ----------      ----------      --------       --------
CLASS E: (2)
   Proceeds from Shares issued                                              439,964         434,840            --             --
   Reinvestment  of cash distributions                                       17,726          13,097            --             --
   Redemption In-Kind Transaction (Note 7)                                  (61,022)             --            --             --
   Cost of Shares redeemed                                                 (298,234)       (371,143)           --             --
                                                                         ----------      ----------      --------       --------
   Net increase from Class E transactions                                    98,434          76,794            --             --
                                                                         ----------      ----------      --------       --------
   Net increase from Capital share transactions                             253,475         329,378        13,768          5,745
                                                                         ----------      ----------      --------       --------
   Net increase in net assets                                               542,154         807,342        13,699          7,591
                                                                         ----------      ----------      --------       --------
NET ASSETS:
   Beginning of year                                                      1,752,001         944,659        43,282         35,691
                                                                         ----------      ----------      --------       --------
   End of year                                                           $2,294,155      $1,752,001      $ 56,981       $ 43,282
                                                                         ==========      ==========      ========       ========

SHARES ISSUED AND REDEEMED:
CLASS A: (1)
   Shares issued                                                              9,422           9,710         2,626          2,216
   Shares issued in lieu of cash distributions                                  291             171            68             68
   Shares redeemed                                                           (5,571)         (1,408)       (1,411)        (1,736)
                                                                         ----------      ----------      --------       --------
     Total Class A transactions                                               4,142           8,473         1,283            548
                                                                         ----------      ----------      --------       --------
CLASS E: (2)
   Shares issued                                                             12,076          14,759            --             --
   Shares issued in lieu of cash distributions                                  502             450            --             --
   Redemption In-Kind Transaction (Note 7)                                   (1,737)             --            --             --
   Shares Redeemed                                                           (8,321)        (12,483)           --             --
                                                                         ----------      ----------      --------       --------
     Total Class E transactions                                               2,520           2,726            --             --
                                                                         ----------      ----------      --------       --------
   Increase in shares                                                         6,662          11,199         1,283            548
                                                                         ==========      ==========      ========       ========

(1) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS E SHARES TO CLASS A SHARES.
(2) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A SHARES TO CLASS E SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE PERIODS ENDED MARCH 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET REALIZED
                                    AND                                                                          RATIO OF NET
          NET ASSET              UNREALIZED   DIVIDENDS  DISTRIBUTIONS                                 RATIO OF   INVESTMENT
            VALUE,     NET       GAINS OR     FROM NET      FROM       NET ASSET         NET ASSETS    EXPENSES     INCOME
          BEGINNING INVESTMENT    (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  INCOME    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A+
  1999      $34.71    $0.40       $ 5.76       $(0.40)    $(0.34)       $40.13    18.05% $  687,706      0.40%      1.11%
  1998       24.06     0.41        10.86        (0.41)     (0.21)        34.71    47.43%    451,077      0.40%      1.37%
  1997       20.87     0.48         3.47        (0.43)     (0.33)        24.06    19.22%    108,770      0.40%      1.84
  1996(1)    20.82       --         0.05           --         --         20.87     0.24%*     3,007      0.46%      0.97%
  CLASS E++
  1999      $34.77    $0.57       $ 5.68       $(0.45)    $(0.34)       $40.23    18.29% $1,606,449      0.25%      1.26%
  1998       24.10     0.45        10.88        (0.45)     (0.21)        34.77    47.62%  1,300,924      0.25%      1.55%
  1997       20.88     0.46         3.54        (0.45)     (0.33)        24.10    19.46%    835,889      0.25%      2.03%
  1996       16.40     0.44         4.72        (0.37)     (0.31)        20.88    31.88%    630,566      0.25%      2.31%
  1995       15.07     0.42         1.79        (0.42)     (0.46)        16.40    15.26%    458,012      0.25%      2.69%

--------------------
BOND INDEX PORTFOLIO
--------------------
  1999      $10.52    $0.62       $ 0.03       $(0.62)        --        $10.55     6.25% $   56,981      0.38%      5.79%
  1998       10.01     0.64         0.51        (0.64)        --         10.52    11.81%     43,282      0.38%      6.22%
  1997       10.26     0.64        (0.21)       (0.68)        --         10.01     4.36%     35,691      0.38%      6.26%
  1996(2)     9.90     0.64         0.36        (0.64)        --         10.26    10.31%     51,185      0.38%      6.20%
  1995       10.09     0.63        (0.20)       (0.62)        --          9.90     4.54%     45,643      0.38%      6.33%


                      RATIO OF NET
            RATIO OF   INVESTMENT
             EXPENSES    INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO
           (EXCLUDING  (EXCLUDING   TURNOVER
             WAIVERS)    WAIVERS)     RATE
--------------------------------------------------------
-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------
  CLASS A++
  1999         0.44%        1.07%        7%
  1998         0.44%        1.33%        4%
  1997         0.46%        1.78%        2%
  1996(1)      0.58%        0.85%        3%
  CLASS E+++
  1999         0.54%        0.97%        7%
  1998         0.54%        1.26%        4%
  1997         0.54%        1.74%        2%
  1996         0.35%        2.21%        3%
  1995         0.35%        2.59%        4%
--------------------
BOND INDEX PORTFOLIO
--------------------
  1999         0.72%        5.45%       40%
  1998         0.78%        5.82%       44%
  1997         0.71%        5.93%       46%
  1996(2)      0.48%        6.10%       59%
  1995         0.48%        6.23%       21%


 *  THE TOTAL RETURN HAS NOT BEEN ANNUALIZED.
 +  ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF
    THE CLASS E SHARES TO CLASS A SHARES.
++ ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A SHARES TO CLASS E SHARES.
(1) S&P 500 INDEX CLASS A SHARES, FORMERLY THE CLASS E SHARES, WERE OFFERED BEGINNING FEBRUARY 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) THE INVESTMENT ADVISER WAS CHANGED FROM WORLD ASSET MANAGEMENT TO
    MELLON BOND ASSOCIATES EFFECTIVE OCTOBER 2, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999



1.   ORGANIZATION
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The trust is registered to offer Class A and Class E shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Investments Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Fund pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Fund. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is designed to assist the Fund in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possibility that there

--------------------------------------------------------------------------------


may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Fund may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- In accordance with Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies", the S&P 500 Index Fund reclassified $4,179,308 from accumulated net realized gains on investments to paid in capital. This reclassification had no effect on net asset value.
     OTHER -- Distributions from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset values per share.

3.   TRANSACTIONS WITH AFFILIATES
The Trust and the Manager are parties to management agreements for the S&P 500 Index Fund and bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Funds for an annual fee equal to
 .22% of the average daily net assets of the S&P 500 Index Fund and .35% of average daily net assets of the Bond Index Fund. The Manager has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     SEI Investments Distribution Company ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .15% or
 .25%, respectively, with the exception of the Bond Index Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 1999

which will pay up to .25%, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4.   INVESTMENT ADVISORY AND
CUSTODIAN AGREEMENT
Under an investment advisory agreement dated January 31, 1995, World Asset Management serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Fund. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1995. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of .07% of the average daily net assets of the Bond Index Fund.
     Commercia Bank (formerly known as Manufacturers Bank of Detroit), an affiliate of World Asset Management, serves as custodian of the Funds under an agreement dated July 10, 1985. This agreement was amended on January 3, 1986.

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended March 31, 1999, were as follows:

                              U.S.
                           GOVERNMENT
                           SECURITIES    ALL OTHER   TOTAL
                              (000)        (000)     (000)
                           ----------    ---------   -----
                 S&P 500 INDEX FUND
Purchases                  $    --       $342,421  $342,421
Sales                           --        134,053   134,053
                 BOND INDEX FUND
Purchases                  $26,825       $ 5,601   $ 32,426
Sales                       18,031           723     18,754

     The aggregate gross unrealized appreciation and depreciation on securities at March 31, 1999, for each Fund is as follows:

                                                        NET
                         APPRECIATED  DEPRECIATED   UNREALIZED
                         SECURITIES   SECURITIES   APPRECIATION
                            (000)        (000)         (000)
                         -----------  -----------  ------------
S&P 500 Index Fund       $1,068,400    $(56,497)    $1,011,903
Bond Index Fund               1,162        (308)           854

     The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Fund at March 31, 1999.
                                                  % OF
                                                  FUND
                MOODY'S                           VALUE
                -------                          -------
U.S.Government Securities ................        71.85%
Repurchase Agreements ....................         4.27%
Other Bonds
     Aaa .................................         2.64%
     Aa ..................................         4.69%
     A ...................................         9.75%
     Baa .................................         6.80%
                                                --------
                                                 100.00%
                                                ========

--------------------------------------------------------------------------------


     At March 31, 1999, the Bond Index Fund had capital loss carryforwards to the extent provided in the regulations for federal income tax as follows:

     CAPITAL LOSS
       CARRYOVER     EXPIRES       EXPIRES      EXPIRES
        3/31/99       2002          2003         2004
     ------------   --------      --------     --------
       $464,443     $121,767      $100,980     $241,696

     The S&P 500 Index Fund had cumulative wash sales at March 31, 1999 amounting to $4,946,019. These wash sale losses cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.


6.   FUTURES CONTRACTS
A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at March 31, 1999 is as follows:

                                                 UNREALIZED
  NUMBER OF     TRADE       FACE     SETTLEMENT  GAIN (LOSS)
  CONTRACTS     PRICE      AMOUNT       MONTH       (000)
  ---------   ---------    ------    ----------  ----------
     20       $1,320.85    $5,000    June 1999     $(138)
      9        1,318.50     2,250    June 1999       (57)
      7        1,300.00     1,750    June 1999       (12)
      7        1,306.00     1,750    June 1999       (22)
      6        1,317.00     1,500    June 1999       (36)
      5        1,277.00     1,250    June 1999        20
      4        1,306.90     1,000    June 1999       (14)
      4        1,321.50     1,000    June 1999       (28)
      4        1,312.50     1,000    June 1999       (19)
      4        1,286.80     1,000    June 1999         7
      4        1,309.50     1,000    June 1999       (16)
      3        1,316.80       750    June 1999       (18)
      3        1,331.00       750    June 1999       (28)
      3        1,273.50       750    June 1999        15
      2        1,313.00       500    June 1999       (10)
                                                   -----
                                                   $(356)
                                                   =====


7.   IN-KIND REDEMPTION
On April 14, 1998, Michigan Masonic Charitable Foundation liquidated its full position of 1,737,031 shares in the S&P 500 Index Class E Fund and received a portion of its redemption through the transfer of securities (in-kind) for a value of $59,853,681 with the remainder in cash of $1,168,212. As a result of the redemption in-kind, the fund realized a gain for book purposes of $37,819,108, which represents the appreciation, as of the date of the transfer, in the securities transferred. For tax purposes, the Fund will not be required to distribute this realized gain to shareholders and therefore, the amount has been reclassified to paid in capital in accordance with Statement of Position 93-2. This reclassification had no effect on the Funds' net asset value.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
MARCH 31, 1999 -- (UNAUDITED)

For shareholders that do not have a March 31, 1999 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 1999 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 1999 the Funds of the SEI Index Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                 (A)              (B)
                              LONG TERM        ORDINARY
                            CAPITAL GAINS       INCOME            TOTAL
                            DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS
FUND                         (TAX BASIS)      (TAX BASIS)      (TAX BASIS)
----------                  -------------    -------------    -------------
S&P 500 Index                    39%              61%              100%
Bond Index (2)                    0%             100%              100%

                                 (C)              (D)               (E)
                             QUALIFYING       TAX-EXEMPT          FOREIGN
FUND                        DIVIDENDS(1)       INTEREST         TAX CREDIT
----------                  -----------       ----------        ----------
S&P 500 Index                   93%               0%                 0%
Bond Index                       0%               0%                 0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The Bond Index fund satisfies CA, CT and NY's statutory requirements to pass-through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective state's income tax purposes.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Item (C) is based on the percentage of ordinary income of the Fund.
Items (D) and (E) are based on the percentage of gross income of the Fund.

                                                       NOTES

                                                       NOTES

-----------------------------
SEI INDEX FUNDS
-----------------------------
ANNUAL REPORT
-----------------------------
MARCH 31, 1999

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
World Asset Management
Mellon Bond Associates

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP









THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK. FOR MORE INFORMATION CALL 1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet]800[bullet]342[bullet]5734

[LOGO OMITTED]
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-09-06